PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Schedule of prepayments and other receivables amount due by customer type
	2019	2020
	RMB’000	RMB’000

Due from third parties	282,229	452,921
Due from related parties	83,848	242,601
	366,077	695,522

Schedule of prepayments and other receivables

	2019	2020
	RMB’000	RMB’000

Other receivables	255,494	606,452
Less: Provision for impairment	(10,590)	(10,590)
Other receivables, net (Note (a))	244,904	595,862
Prepayments (Note (b))	121,173	99,660
	366,077	695,522

Schedule of movements on provisions for impairment of other receivables
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

At December 31	13,325	10,590	10,590
Change of accounting policy	5,527	-	-
At January 1	18,852	10,590	10,590
Provision for impairment loss	4,631	-	-
Reversal of impairment loss provision	(2)	-	-
Written-off	(12,891)	-	-
At December 31	10,590	10,590	10,590

Schedule of prepayments and other receivables carrying amount by currency
	2019	2020
	RMB’000	RMB’000

RMB	365,364	695,522
HKD	713	-
	366,077	695,522